Software, net (Tables)	12 Months Ended
Mar. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Software, Net
	Estimated	As of March 31,
	Useful Life	2020	2021	2021
	(in years)	(INR)	(INR)	(US$)
	(In million)
Software licenses and related implementation costs	3 Years	165	164	2.2
Less: Accumulated amortization		110	135	1.8
Total		55	29	0.4